PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

	Buildings, plant and equipment	Mining property costs subject to depreciation[1,3]	Mining property costs not subject to depreciation[1,2]	Total
At January 1, 2018
Net of accumulated depreciation	$4,213	$6,522	$3,071	$13,806
Additions[4]	(21)	199	1,050	1,228
Capitalized interest	—	—	9	9
Disposals	(7)	—	—	(7)
Depreciation	(790)	(772)	—	(1,562)
Impairment charges	(394)	(178)	(76)	(648)
Transfers[5]	599	487	(1,086)	—
At December 31, 2018	$3,600	$6,258	$2,968	$12,826
At December 31, 2018
Cost	$14,750	$21,624	$14,610	$50,984
Accumulated depreciation and impairments	(11,150)	(15,366)	(11,642)	(38,158)
Net carrying amount – December 31, 2018	$3,600	$6,258	$2,968	$12,826

	Buildings, plant and equipment	Mining property costs subject to depreciation[1,3]	Mining property costs not subject to depreciation[1,2]	Total
At January 1, 2017
Cost	$14,111	$20,778	$14,634	$49,523
Accumulated depreciation and impairments	(9,555)	(13,584)	(12,281)	(35,420)
Net carrying amount – January 1, 2017	$4,556	$7,194	$2,353	$14,103
Additions[4]	158	219	1,966	2,343
Disposals	(72)	(194)	(931)	(1,197)
Depreciation	(878)	(819)	—	(1,697)
Impairment reversals (charges)	(102)	(359)	715	254
Transfers[5]	551	481	(1,032)	—
At December 31, 2017	$4,213	$6,522	$3,071	$13,806
At December 31, 2017
Cost	$14,209	$20,938	$14,637	$49,784
Accumulated depreciation and impairments	(9,996)	(14,416)	(11,566)	(35,978)
Net carrying amount – December 31, 2017	$4,213	$6,522	$3,071	$13,806

[1]	Includes capitalized reserve acquisition costs, capitalized development costs and capitalized exploration and evaluation costs other than exploration license costs included in intangible assets.

[2]	Assets not subject to depreciation include construction-in-progress, projects and acquired mineral resources and exploration potential at operating minesites and development projects.

[3]
Assets subject to depreciation include the following items for production stage properties: acquired mineral reserves and resources, capitalized mine development costs, capitalized stripping and capitalized exploration and evaluation costs.

[4]	Additions include revisions to the capitalized cost of closure and rehabilitation activities.

[5]	Primarily relates to long-lived assets that are transferred to PP&E once they are placed into service.

a)     Mineral Property Costs Not Subject to Depreciation

	Carrying amount at Dec. 31, 2018	Carrying amount at Dec. 31, 2017
Construction-in-progress[1]	$786	$640
Acquired mineral resources and exploration potential	124	186
Projects
Pascua-Lama	1,245	1,467
Norte Abierto	639	612
Donlin Gold	174	166
	$2,968	$3,071

[1]	Represents assets under construction at our operating minesites.

b)     Changes in Gold and Copper Mineral Life of Mine Plan
As part of our annual business cycle, we prepare updated estimates of proven and probable gold and copper mineral reserves and the portion of resources considered probable of economic extraction for each mineral property. This forms the basis for our LOM plans. We prospectively revise calculations of amortization expense for property, plant and equipment amortized using the UOP method, where the denominator is our LOM ounces. The effect of changes in our LOM on amortization expense for 2018 was a $85 million decrease (2017: $91 million decrease).

c)    Capital Commitments and Operating Leases
In addition to entering into various operational commitments in the normal course of business, we had commitments of approximately $82 million at December 31, 2018 (2017: $118 million) for construction activities at our sites and projects.

Operating leases are recognized as an operating cost in the consolidated statements of income on a straight-line basis over the lease term. At December 31, 2018, we have operating lease commitments totaling $167 million, of which $60 million is expected to be paid within a year, $105 million is expected to be paid within two to five years and the remaining amount to be paid beyond five years.